Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
October 31, 2020 (Unaudited)
	Principal
Asset-Backed Securities ― 0.09%	Amount	Value
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	$250,000	$250,790
TOTAL ASSET-BACKED SECURITIES - (Cost ― $222,448)		250,790

Bank Loans ― 1.11%
BJ Services LLC, 0.000%, 1/3/2023 (b)	1,900,000	1,767,000
JUUL Term Loan, 9.500%, 8/2/2023 (b)	944,750	944,750
Premier Brands, 9.116%, 3/20/2024 (b)	464,423	427,269
TOTAL BANK LOANS (Cost ― $3,291,777)		3,139,019

Investment Companies ― 0.11%	Shares
Affiliated Closed-End Funds ― 0.11%
Angel Oak Dynamic Financial Strategies Income Term Trust	18,000	308,880
TOTAL INVESTMENT COMPANIES (Cost ― $354,411)		308,880
	Principal
Collateralized Debt Obligations ― 0.71%	Amount
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.900%, 7/17/2034 (a)(c)(d)	$2,000,000	2,005,000
TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost ― $1,962,395)		2,005,000

Corporate Obligations ― 133.94%
Financial ― 133.05%
Allegiance Bancshares, Inc., 4.700% (3 Month LIBOR USD + 3.130%), 10/1/2029 (c)(e)	1,750,000	1,702,831
Alpine Banks of Colorado, 5.875% (SOFR + 5.690%), 6/15/2030 (a)(e)	4,000,000	3,998,089
Ameris Bancorp, 4.250% (SOFR + 2.940%), 12/15/2029 (e)	4,250,000	4,275,316
ANB Corp., 4.000% (SOFR + 3.875%), 9/30/2030 (a)(e)	1,500,000	1,500,217
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)(c)	1,500,000	1,401,395
Avidbank Holdings, Inc., 5.000% (SOFR + 3.595%), 12/30/2029 (a)(c)(e)	6,000,000	6,161,631
B. Riley Financial, Inc., 6.500%, 9/30/2026	11,946	281,567
Banc of California, Inc., 5.250%, 4/15/2025 (c)	3,000,000	3,152,220
BancorpSouth Bank, 4.125% (3 Month LIBOR USD + 2.470%), 11/20/2029 (e)	250,000	251,824
BancPlus Corp., 6.000% (SOFR + 5.860%), 6/15/2030 (a)(e)	5,000,000	5,000,632
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(e)	6,500,000	6,521,796
BankGuam Holding Co., 6.350% (3 Month LIBOR USD + 4.660%), 6/30/2029 (e)	9,000,000	9,536,152
Banksouth Holding Co., 5.875% (3 Month LIBOR USD + 4.020%), 7/30/2029 (a)(e)(f)	5,000,000	5,240,492
Banterra Bank, 6.000% (3 Month LIBOR USD + 4.120%), 6/7/2029 (e)(f)	7,500,000	7,921,780
Bar Harbor Bankshares, 4.625% (SOFR + 3.270%), 12/1/2029 (c)(e)	6,000,000	6,020,488
Beal Trust I, 3.943% (6 Month LIBOR USD + 3.625%), 7/30/2037 (b)(e)	5,000	4,163,978
Big Poppy Holdings, Inc., 6.500%, 7/1/2027	1,500,000	1,522,500
Business Development Corp. of America, 4.850%, 12/15/2024 (a)(c)	2,000,000	1,956,765
Byline Bancorp, Inc., 6.000% (SOFR + 5.880%), 7/1/2030 (e)	5,000,000	5,120,202
Cadence Bancorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (c)(e)	2,000,000	1,765,193
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(e)	2,500,000	2,505,756
Capstar Financial Holdings, Inc., 5.250% (SOFR + 5.130%), 6/30/2030 (e)	3,000,000	2,992,857
CenterState Bank Corp., 5.750% (SOFR + 5.617%), 6/1/2030 (e)	1,000,000	1,054,903
Central Bancshares, Inc., 5.750% (3 Month LIBOR USD + 3.870%), 6/30/2029 (a)(c)(e)	5,000,000	5,239,657
Clear Blue Financial Holdings LLC, 7.000%, 4/15/2025 (a)	7,000,000	6,912,873
CoastalSouth Bancshares, Inc., 5.950% (SOFR + 5.820%), 9/15/2030 (a)(e)	1,000,000	1,000,123
Community Financial Corp., 4.750% (SOFR + 4.580%), 10/15/2030 (a)(e)	1,000,000	997,740
Community Heritage Financial, Inc., 5.750% (3 Month LIBOR USD + 4.395%), 10/30/2029 (a)(e)	4,500,000	4,685,586
Congressional Bancshares, Inc., 5.750% (SOFR + 4.390%), 12/1/2029 (a)(c)(e)	2,000,000	2,065,521
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (e)	500,000	497,132
ConnectOne Bancorp, Inc., 5.750% (SOFR + 5.605%), 6/15/2030 (e)	2,000,000	2,132,969
Cowen, Inc., 7.250%, 5/6/2024 (a)(c)	4,000,000	4,163,563
Customers Bancorp, Inc., 4.500%, 9/25/2024 (c)	1,750,000	1,825,026
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(e)	2,000,000	2,076,428
Empire Bancorp, Inc., 7.375%, 12/17/2025 (a)	3,000,000	3,088,788
Enterprise Bancorp, Inc., 5.250%, 7/15/2030 (g)	1,500,000	1,499,611
Equity Bancshares, Inc., 7.000% (SOFR + 6.880%), 6/30/2030 (c)(e)	6,000,000	5,985,013
Evans Bancorp, Inc., 6.000% (SOFR + 5.900%), 7/15/2030 (a)(e)	2,000,000	1,999,584
FedNat Holding Co., 7.500%, 3/15/2029 (c)	5,000,000	5,217,800
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (c)(e)(f)	12,000,000	12,466,503
Fidelity Federal Bancorp, 6.000% (SOFR + 4.650%), 11/1/2029 (a)(c)(e)	2,000,000	2,103,623
Financial Institutions, Inc., 4.375% (SOFR + 4.265%), 10/15/2030 (a)(e)	2,000,000	1,998,332
FineMark Holdings, Inc., 5.875% (3 Month LIBOR USD + 2.970%), 6/30/2028 (e)	2,000,000	1,992,724
First Bancshares, Inc., 4.250% (SOFR + 4.126%), 10/1/2030 (a)(e)	1,000,000	996,259
First Bank, 5.500% (SOFR + 5.380%), 6/1/2030 (e)	1,500,000	1,550,729
First Busey Corp., 5.250% (SOFR + 5.110%), 6/1/2030 (e)	3,000,000	3,042,957
First Business Financial Services, Inc., 5.500% (3 Month LIBOR USD + 4.070%), 8/15/2029 (a)(c)(e)(f)	11,000,000	11,240,030
First Internet Bancorp, 6.000% (3 Month LIBOR USD + 4.114%), 6/30/2029 (e)	297,112	7,311,926
First Midwest Capital Trust I, 6.950%, 12/1/2033 (c)	1,761,000	1,901,880
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(c)(e)	1,500,000	1,497,852
First Paragould Bankshares, Inc., 5.250% (3 Month LIBOR USD + 3.095%), 12/15/2027 (a)(e)	2,250,000	2,291,879
First Priority Bank, 7.000%, 11/30/2025 (a)	3,000,000	3,051,789
First Southwest Corp., 6.350% (3 Month LIBOR USD + 4.080%), 6/1/2029 (a)(e)(f)	7,000,000	7,403,305
FirstBank, 4.500% (SOFR + 4.390%), 9/1/2030 (e)	2,500,000	2,495,295
Firstsun Capital Bancorp, 6.000% (SOFR + 5.890%), 7/1/2030 (a)(e)	4,000,000	4,140,000
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (e)	2,000,000	2,038,221
Great Southern Bank, 5.500% (SOFR + 5.325%), 6/15/2030 (e)	3,000,000	3,099,281
Hallmark Financial Services, Inc., 6.250%, 8/15/2029 (b)	7,382,000	6,643,800
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (e)(f)	3,500,000	3,552,716
Happy Bancshares, Inc., 5.500% (SOFR + 5.345%), 7/31/2030 (a)(c)(e)	4,500,000	4,484,158
HBT Financial, Inc., 4.500% (SOFR + 0.044%), 9/15/2030 (a)(e)	3,000,000	2,994,185
Heritage Southeast BanCorp, Inc., 6.000% (SOFR + 5.630%), 6/30/2030 (a)(e)	2,000,000	1,998,804
Horizon Bancorp, Inc., 5.625% (SOFR + 5.490%), 7/1/2030 (e)	2,000,000	2,021,729
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (a)(c)(e)	2,000,000	2,048,544
Independent Bank Corp., 5.950% (SOFR + 5.825%), 5/31/2030 (a)(e)	1,000,000	1,001,581
Independent Bank Group, Inc., 4.000% (SOFR + 3.885%), 9/15/2030 (e)	2,000,000	2,034,878
Investar Holding Corp., 5.125% (3 Month LIBOR USD + 3.490%), 12/30/2029 (a)(e)(f)	4,000,000	4,149,039
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(c)(e)	3,000,000	3,057,725
Kingstone Cos, Inc., 5.500%, 12/30/2022 (c)	2,995,000	3,128,126
Level One Bancorp, Inc., 4.750% (SOFR + 3.110%), 12/18/2029 (e)	2,000,000	1,997,123
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(c)(e)	5,000,000	4,938,716
Luther Burbank Corp., 6.500%, 9/30/2024 (a)(c)	9,500,000	10,236,830
Meridian Corp., 5.375% (SOFR + 3.950%), 12/30/2029 (c)(e)	4,000,000	3,999,312
MidWestOne Financial Group, Inc., 5.750% (SOFR + 5.680%), 7/30/2030 (e)	2,500,000	2,499,496
Nano Financial Holdings, Inc., 7.000%, 7/1/2024 (a)(f)	5,000,000	5,296,148
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(e)	7,000,000	7,304,298
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (c)(e)	2,000,000	2,040,061
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(e)	1,000,000	1,008,481
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (a)(c)(e)	4,000,000	4,000,828
Northpointe Bancshares, Inc., 6.000% (SOFR + 4.905%), 9/30/2029 (a)(c)(e)	4,000,000	3,935,566
Northwest Bancshares, Inc., 4.000% (SOFR + 3.890%), 9/15/2030 (e)	1,000,000	1,017,429
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (a)	2,600,000	2,680,873
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (a)(c)	4,000,000	4,043,533
Origin Bank, 4.250% (3 Month LIBOR USD + 2.820%), 2/15/2030 (c)(e)	2,500,000	2,551,892
Pacific Premier Bancorp, Inc., 5.375% (SOFR + 5.170%), 6/15/2030 (e)	5,000,000	5,147,874
Queensborough Co., 6.000% (SOFR + 5.880%), 10/15/2030 (a)(e)	2,000,000	1,999,778
Ready Capital Corp., 6.200%, 7/30/2026	200,000	4,450,000
Reliant Bancorp, Inc., 5.125% (SOFR + 3.765%), 12/15/2029 (c)(e)	4,000,000	4,019,339
Sandy Spring Bancorp, Inc., 4.250% (3 Month LIBOR USD + 2.620%), 11/15/2029 (c)(e)	2,500,000	2,539,478
Signature Bank, 4.125% (3 Month LIBOR USD + 2.559%), 11/1/2029 (e)	250,000	252,750
Signature Bank, 4.000%, 10/15/2030 (g)	1,000,000	1,004,280
Silver Queen Financial Services, Inc., 5.500% (3 Month LIBOR USD + 3.338%), 12/1/2027 (a)(c)(e)	3,800,000	3,943,029
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(c)(e)	4,000,000	4,082,118
Spirit of Texas Bancshares, Inc., 6.000% (SOFR + 5.920%), 7/31/2030 (a)(e)	2,500,000	2,494,300
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (e)	200,000	200,577
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(e)	2,700,000	2,717,822
Synovus Bank, 4.000% (5 Year CMT Rate + 3.625%), 10/29/2030 (e)	1,000,000	1,006,055
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(c)(e)	4,000,000	4,203,313
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (e)	3,000,000	3,079,061
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)(c)	3,000,000	3,103,796
Trinity Capital, Inc., 7.000%, 1/16/2025 (a)	80,000	1,942,000
Triumph Bancorp, Inc., 4.875% (3 Month LIBOR USD + 3.330%), 11/27/2029 (c)(e)	8,000,000	8,064,478
United Insurance Holdings Corp., 6.250%, 12/15/2027 (c)	4,500,000	4,424,355
US Metro Bancorp, Inc., 5.650%, 11/1/2030 (a)(e)	1,000,000	1,000,000
Veritex Holdings, Inc., 4.750% (SOFR + 3.470%), 11/15/2029 (c)(e)	1,750,000	1,748,251
Volunteer State Bancshares, Inc., 5.750% (SOFR + 4.365%), 11/15/2029 (a)(c)(e)	2,000,000	1,923,108
White River Bancshares Co., 5.875% (SOFR + 4.420%), 12/31/2029 (a)(e)	5,000,000	5,234,459
Wintrust Financial Corp., 4.850%, 6/6/2029 (c)	5,000,000	5,375,658
WT Holdings, Inc., 7.000%, 4/30/2023 (a)(c)	2,700,000	2,755,323
		375,435,656
Technology ― 0.89%
Clear Street Capital LLC, 6.000%, 10/15/2025 (a)	2,500,000	2,500,000
TOTAL CORPORATE OBLIGATIONS - (Cost ― $374,607,619)		377,935,656

Preferred Stocks ― 2.33%	Shares
Financial ― 2.02%
CNB Financial Corp.	20,000	508,000
First Citizens BancShares, Inc.	140,000	3,756,200
Level One Bancorp, Inc.	20,000	500,000
TriState Capital Holdings, Inc.	37,374	937,340
		5,701,540
Real Estate Investment Trust - 0.31%
Dynex Capital, Inc.	40,000	879,200
TOTAL PREFERRED STOCKS (Cost ― $6,414,280)		6,580,740

Private Investment ― 0.25%
Whitebox Asymmetric Opportunities Fund, LP (b)	N/A	705,728
TOTAL PRIVATE INVESTMENT (Cost ― $637,289)		705,728

Short-Term Investments ― 0.21%
Money Market Funds ― 0.21%
Fidelity Institutional Money Market Government Portfolio, Institutional Class 0.010% (h)	588,884	588,884
TOTAL SHORT-TERM INVESTMENTS (Cost ― $588,884)		588,884
TOTAL INVESTMENTS ― 138.75% (Cost ― $388,079,103)		391,514,697
Liabilities in Excess of Other Assets ― (38.75%)		(109,333,208)
NET ASSETS ― 100.00%		$282,181,489

LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2020, the value of these securities amounted to $204,573,850 or 72.50% of net assets.

(b)	As of October 31, 2020, the Fund has fair valued these securities. The value of these securities amounted to $14,652,525 or 5.19% of net assets.
(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2020, the value of securities pledged amounted to $172,519,528.
(d)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of October 31, 2020.
(e)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and are currently in the fixed phase. Rate disclosed is the rate in effect as of October 31, 2020.

(f)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At October 31, 2020, the value of securities pledged amounted to $44,924,504.
(g)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2020.
(h)	Rate disclosed is the seven-day yield as of October 31, 2020.

Angel Oak Financial Strategies Income Term Trust
Schedule of Open Reverse Repurchase Agreements
October 31, 2020 (Unaudited)
	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
Lucid Management and Capital Partners LP	2.448%	10/15/2020	11/12/2020	$64,637,855	$64,515,000
Lucid Management and Capital Partners LP	2.537%	10/15/2020	11/12/2020	3,211,165	3,208,000
Lucid Management and Capital Partners LP	2.537%	10/15/2020	1/14/2021	14,323,265	14,232,000
Lucid Management and Capital Partners LP	2.445%	10/29/2020	11/25/2020	4,532,295	4,524,000
					$86,479,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, corporate obligations and trust preferred securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ -	$ 250,790	$ -	$ 250,790
Bank Loans	-	-	3,139,019	3,139,019
Investment Companies	308,880	-	-	308,880
Collateralized Debt Obligations	-	2,005,000	-	2,005,000
Corporate Obligations	-	367,127,878	10,807,778	377,935,656
Preferred Stocks	6,580,740	-	-	6,580,740
Private Investment	-	-	705,728	705,728
Short-Term Investments	588,884	-	-	588,884
Total	7,478,504	369,383,668	14,652,525	391,514,697
Other Financial Instruments*
Liabilities
Reverse Repurchase Agreements	$ -	$ 86,479,000	$ -	$ 86,479,000

*Other financial instruments are derivative instruments, such as reverse repurchase agreements.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2020, the Fund recognized $10,807,778 of transfers from Level 2 to Level 3. There were no transfers to or from Level 1. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2020	Discounts/Premiums/ Corporate Actions	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/20
Bank Loans	$ -	$ 3,462	$ -	$ (152,758)	$ 3,288,315	$ -	$ -	$ -	$ 3,139,019
Corporate Obligations	$ -	$ -	$ -	$ -	$ -	$ -	$ 10,807,778	$ -	$ 10,807,778
Private Investment	$ -	$ (402,691)	$ -	$ 68,440	$ 1,039,979	$ -	$ -	$ -	$ 705,728

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2020, is ($84,318).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/20	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input
Bank Loans	$ 3,139,019	Consensus Pricing	Investment terms, financial data to security issuance date, Angel Oak investment date, and any other relevant governing documents for each security	$92.00 - $100.00	$94.86
Corporate Obligations	$ 6,643,800	Model Valuation	Fundamentals, external credit rating, regaining NASDAQ compliance, and earnings brought current (1Q and 2Q)	$90.00*	N/A
Corporate Obligations	$ 4,163,978	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$832.80*	N/A
Private Investment	$ 705,728	Consensus Pricing	Fund's reported asset valuation	$705,728.13*	N/A

*Input presents information for one security and reflects the value as of October 31, 2020.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund.  In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

Reverse Repurchase Agreements			Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Debt Obligations			$ -	$ 1,072,000	$ -	$ -	$ 1,072,000
Corporate Obligations			-	71,175,000	14,232,000	-	85,407,000
Total			$ -	$ 72,247,000	$ 14,232,000	$ -	$ 86,479,000

Transactions with Affiliates

The Fund's transactions with affiliates represent holdings for which the Fund and the underlying investee Fund have the same investment advisor or where the investee Fund’s investment advisor is under common control with the Fund’s investment advisor.

The Fund had the following transactions during the period ended October 31, 2020, with affiliates:

					Period Ended October 31, 2020
Security Name	Value as of February 1, 2020	Purchases	Sales	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of October 31, 2020	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Dynamic Financial Strategies Income Term Trust	$ -	$ 354,411	$ -	$ (45,531)	$ 308,880	18,000	$ -	$ -
Total	$ -	$ 354,411	$ -	$ (45,531)	$ 308,880	18,000	$ -	$ -